Financing Arrangements - Additional Information (Detail) - Revolving Credit Facility [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 02, 2020	Jan. 10, 2020	Dec. 31, 2019	Oct. 05, 2018	Sep. 05, 2017
First Choice Bank - Prior Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 7.7	$ 10.0	$ 5.0
Letter of Credit Aggregate Amount				$ 2.4	$ 2.3
Line of Credit Facility, Description	On September 5, 2017, the Company, as borrower, entered into a credit agreement with First Choice Bank, as lender, administrative agent and promissory note issuer for a $5.0 million revolving credit facility (the “Prior Credit Facility”). On October 5, 2018, the principal amount of the Prior Credit Facility was increased to $10.0 million. On January 7, 2019, the Company amended the Prior Credit Facility to extend the maturity date to January 12, 2022 and carved out of the Prior Credit Facility two standby letters of credit. The Company had letters of credit aggregating to $2.3 million as of December 31, 2019. Availability under the Credit Facility was $7.7 million as of December 31, 2019. On January 10, 2020, the Company amended and extended a letter of credit, increasing the aggregate of letters of credit to $2.4 million. In December 2020, the Prior Credit Facility was terminated	On September 5, 2017, the Company, as borrower, entered into a credit agreement with First Choice Bank, as lender, administrative agent and promissory note issuer for a $5.0 million revolving credit facility (the “Prior Credit Facility”). On October 5, 2018, the principal amount of the Prior Credit Facility was increased to $10.0 million. On January 7, 2019, the Company amended the Prior Credit Facility to extend the maturity date to January 12, 2022 and carved out of the Prior Credit Facility two standby letters of credit. The Company had letters of credit aggregating to $2.3 million as of December 31, 2019. Availability under the Credit Facility was $7.7 million as of December 31, 2019. On January 10, 2020, the Company amended and extended a letter of credit, increasing the aggregate of letters of credit to $2.4 million. In December 2020, the Prior Credit Facility was terminated
Line of Credit Facility, Expiration Date	Jan. 12, 2022	Jan. 12, 2022
JPMorgan Chase Bank - Existing Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 50.0
Letter of Credit Aggregate Amount	$ 3.2	$ 3.2
Line of Credit Facility, Description	On December 2, 2020, the Company, as borrower, entered into a credit agreement with JPMorgan Chase Bank, N.A. for an initial $50.0 million revolving credit facility (including capacity to issue letters of credit (the “Existing Credit Facility”). The Existing Credit Facility has a maturity date of December 2, 2025 (“Maturity Date”). Subject to certain conditions, the Existing Credit Facility also provides for an additional $25.0 million of capacity. As of June 30, 2021, the Company had letters of credit aggregating to $3.2 million outstanding under the Existing Credit Facility and available borrowings of $46.8 million. As of June 30, 2021, the Company had no outstanding borrowings under the Existing Credit Facility. Borrowings under the Existing Credit Facility are payable on the Maturity Date. Borrowings bear interest at LIBOR (with a 0.5% floor) plus 1.75%. The interest rate for undrawn amounts is 0.25%	On December 2, 2020, the Company, as borrower, entered into a credit agreement with JPMorgan Chase Bank, N.A for an initial $50.0 million revolving credit facility (including capacity to issue letters of credit (the “Existing Credit Facility”). The Existing Credit Facility has a maturity date of December 2, 2025 (“Maturity Date”). Subject to certain conditions, the Existing Credit Facility also provides for an additional $25.0 million of capacity. The Company had letters of credit aggregating to $3.2 million outstanding under the Existing Credit Facility as of December 31, 2020. As of December 31, 2020, the Company has not made any borrowings under the Existing Credit Facility. Borrowings under the Existing Credit Facility are payable on the Maturity Date. Borrowings bear interest at LIBOR (with a 0.5% floor) plus 1.75%. The interest rate for undrawn amounts is 0.25%.
Line of Credit Facility, Expiration Date	Dec. 02, 2025	Dec. 02, 2025
Line of Credit Facility Additional Borrowing Capacity	$ 25.0	$ 25.0
Debt Instrument, Description of Variable Rate Basis	LIBOR	LIBOR
Line of Credit Facility Available Borrowings	$ 46.8
Outstanding Borrowings Under Existing Credit Facility	$ 0.0	$ 0.0
Debt Instrument, Floor rate	0.50%	0.50%
Debt Instrument, Basis Spread on Variable Rate	1.75%	1.75%
Line of Credit Facility, Commitment Fee Percentage	0.25%	0.25%